Pacer Funds Trust
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan St.
Milwaukee, WI 53202

September 5, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Pacer Funds Trust (the "Trust")
File Nos.: 333-201530 and 811-23024

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series listed in Appendix A,  hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in Post-Effective Amendment No. 12 to the Trust's Registration Statement on Form N‑1A, which was electronically filed with the Commission on August 28, 2017 and became effective on August 31, 2017.

If you have any questions or require further information, please contact Michael Barolsky at (414) 765-5586 or michael.barolsky@usbank.com.

Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky
Vice President
U.S. Bancorp Fund Services, LLC
as Administrator for the Trust

Appendix A

Pacer Trendpilot 100 ETF	Pacer Global Cash Cows Dividend ETF
Pacer US Export Leaders ETF	Pacer International Export Leaders ETF
Pacer Trendpilot 450 ETF	Pacer US Cash Cows 100 ETF
Pacer Trendpilot 750 ETF	Pacer Developed Markets International Cash Cows 100 ETF
Pacer Trendpilot European Index ETF	Pacer US Small Cap Cash Cows 100 ETF
Pacer Autopilot Hedged European Index ETF